Operating Segments (Details) - Schedule of operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of operating segments [Line Items]
External	$ 1,347
Inter-segment
Total	1,347
Segment loss	8,287	5,768	3,293
Company’s share of losses of company accounted for at equity, net	109
Finance expense (income), net	(5,818)	21	242
Tax expense	14
Loss	2,592	5,789	3,535
Segment Assets	10,605	9,916
Segment Liabilities	4,156	1,775
Drug Development [Member]
Operating Segments (Details) - Schedule of operating segments [Line Items]
External
Inter-segment
Total
Segment loss	8,405	5,768	3,293
Segment Assets	9,664	9,916
Segment Liabilities	4,021	1,775
Online Sales [Member]
Operating Segments (Details) - Schedule of operating segments [Line Items]
External	1,347
Inter-segment
Total	1,347
Segment loss	(118)
Segment Assets	941
Segment Liabilities	$ 135